Document and Entitiy Information	Total
Document And Entitiy Information
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	0000076721
Amendment Flag	false
Document Creation Date	Apr. 27, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018